INVENTORIES, NET	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3: INVENTORIES, NET

	June 30,	December 31,
	2021	2020
	$	$
Raw materials, parts and supplies	1,558	1,256
Finished products	2,009	1,148

	3,567	2,404

As of June 30, 2021 and December 31, 2020, inventory is presented net of write offs for slow inventory in the amount of approximately $3,217 and $2,129, respectively.